ACCOUNTS RECEIVABLE (Schedule Of Movement Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 1,143	$ 556	$ 224
Charge to expenses	2,090	812	325
Transferring out as a result of deconsolidation of subsidiaries	(247)	(2)
Write off of accounts receivable		(249)
Exchange difference	(40)	26	7
Balance at end of year	$ 2,946	$ 1,143	$ 556